Trade Payables	12 Months Ended
Dec. 31, 2024
Trade Payables [Abstract]
TRADE PAYABLES
NOTE 14 –	TRADE PAYABLES

	December 31,
	2024	2023
	USD in thousands
Open debts	7,969	9,101
Checks payable	231	766
	8,200	9,867

Trade payables are non-interest bearing and are normally settled on average of 120-days terms.